10-K Income Taxes - Reconciliation of deferred tax expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Change in net deferred income tax liability from the preceding table			$ 7,278	$ 37,516
Deferred income taxes established due to an acquisition			(1,215)	(3,177)
Deferred taxes associated with other comprehensive loss			(3,985)	(1,481)
Deferred income tax expense	$ (5,355)	$ (975)	$ 2,078	$ 32,858	$ 1,753